                               WM GROUP OF FUNDS

           1201 THIRD AVENUE, 22ND FLOOR -- SEATTLE, WASHINGTON 98101

                    SUPPLEMENT DATED JANUARY 1, 2004 TO THE
                         PROSPECTUS DATED MARCH 1, 2003
                           AS REVISED MARCH 20, 2003

1. The Board of Trustees of WM Trust I has approved, subject to shareholder approval, amendments to certain fundamental policies of the U.S. Government Securities Fund (the "Fund") to enable the Fund to invest up to 20% of its net assets in mortgage-backed securities that are not issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition to the risks applicable to investments in mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, these investments may be subject to a greater degree of credit risk, as their issuers may be more likely to fail to meet their obligations to the Fund. WM Advisors, Inc. (the "Advisor") and the Fund's Trustees believe that allowing the Fund the flexibility to invest a portion of its assets in these securities will provide additional opportunities to further diversify the Fund's investment portfolio and potentially enhance performance. If approved by shareholders, the proposed changes to the Fund's investment policies will take effect on March 1, 2004.

2. The Class C share initial sales charge is eliminated effective January 1, 2004. The table on page 31 that lists the maximum sales charge (load) of 1.00% imposed on purchases (as a percentage of offering price) is revised to list 0.00% for Class C shares of all Portfolios and Funds.(1) Class C shares examples of expenses on a $10,000 investment assuming a 5% annual return and either redemption or no redemption at the end of one year, three years, five years and ten years, presented on page 34, are replaced by the information shown below.

             EXAMPLES: You would pay the following expenses on a $10,000 investment assuming a 5% annual return and either:

              (a) redemption at the end of each period or
             (b) no redemption
Class C Shares

                                                        (A)                              (B)
                                           ------------------------------   ------------------------------
                                           ONE    THREE    FIVE     TEN     ONE    THREE    FIVE     TEN
                                           YEAR   YEARS   YEARS    YEARS    YEAR   YEARS   YEARS    YEARS
                                           ----   -----   ------   ------   ----   -----   ------   ------
Flexible Income Portfolio................  $284   $569    $  980   $2,127   $184   $569    $  980   $2,127
Conservative Balanced Portfolio..........   293    597     1,026    2,222    193    597     1,026    2,222
Balanced Portfolio.......................   283    566       975    2,116    183    566       975    2,116
Conservative Growth Portfolio............   285    573       985    2,137    185    573       985    2,137
Strategic Growth Portfolio...............   288    582     1,001    2,169    188    582     1,001    2,169
REIT Fund................................   333    718        --       --    233    718        --       --
Equity Income Fund.......................   283    566       975    2,116    183    566       975    2,116
Growth & Income Fund.....................   286    576       990    2,148    186    576       990    2,148
West Coast Equity Fund...................   299    615     1,057    2,285    199    615     1,057    2,285
Mid Cap Stock Fund.......................   327    700     1,200    2,575    227    700     1,200    2,575
Growth Fund..............................   341    742     1,270    2,716    241    742     1,270    2,716
Small Cap Stock Fund.....................   328    703     1,205    2,585    228    703     1,205    2,585
International Growth Fund................   370    829     1,415    3,003    270    829     1,415    3,003
Short Term Income Fund...................   271    530       913    1,987    171    530       913    1,987
U.S. Government Securities Fund..........   266    514       887    1,933    166    514       887    1,933
Income Fund..............................   265    511       881    1,922    165    511       881    1,922
High Yield Fund..........................   281    560       964    2,095    181    560       964    2,095
Tax-Exempt Bond Fund.....................   264    508       876    1,911    164    508       876    1,911
California Municipal Fund................   261    499       860    1,878    161    499       860    1,878
California Insured Intermediate Municipal
  Fund...................................   267    517       892    1,944    167    517       892    1,944
Money Market Fund........................   267    517       892    1,944    167    517       892    1,944

---------------

(1) This change will not alter the existing 1.00% contingent deferred sales charge (CDSC) applicable to withdrawals during the first 12 months after purchase.

     Class C shares examples of estimated aggregated Portfolio expenses, including expenses of the underlying Funds, on a $10,000 investment assuming a 5% annual return and either redemption or no redemption at the end of one year, three years, five years and ten years, presented on page 35, are replaced by the information shown below.

             EXAMPLES: You would pay the following expenses on a $10,000 investment assuming a 5% annual return and either:

              (a) redemption at the end of each period or

             (b) no redemption
Class C Shares

                                                        (A)                              (B)
                                           ------------------------------   ------------------------------
                                           ONE    THREE    FIVE     TEN     ONE    THREE    FIVE     TEN
                                           YEAR   YEARS   YEARS    YEARS    YEAR   YEARS   YEARS    YEARS
                                           ----   -----   ------   ------   ----   -----   ------   ------
Flexible Income Portfolio................  $345   $755    $1,291   $2,756   $245   $755    $1,291   $2,756
Conservative Balanced Portfolio..........   346    758     1,296    2,766    246    758     1,296    2,766
Balanced Portfolio.......................   350    770     1,316    2,806    250    770     1,316    2,806
Conservative Growth Portfolio............   357    791     1,350    2,875    257    791     1,350    2,875
Strategic Growth Portfolio...............   366    817     1,395    2,964    266    817     1,395    2,964

     The sentence on page 54, included in the section entitled "Choosing A Share Class, Class C Shares", that discusses the offering price of Class C shares is revised to state: "The offering price for Class C shares is the NAV next calculated after receipt of your order in proper form."

                     PLEASE RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

                                                                    WMSUPP 12/03